INVENTORIES	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 5:-	INVENTORIES

	December 31,
	2017	2018

Raw materials	$5,146	$6,156
Finished products	11,417	16,464

	$16,563	$22,620

In the years ended December 31, 2016, 2017 and 2018, the Group wrote-off inventories in a total amount of $2,173, $1,946 and $ 1,892, respectively.